GENERAL AND ADMINISTRATIVE (Schedule of General and Administrative Expenses Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of general and administrative expense [Abstract]
Office and administrative expenses	$ 5,968	$ 6,667
Amortization and depreciation	1,253	1,196
Salaries and benefits	9,444	8,395
Share-based compensation	1,896	1,566
Professional fees	866	861
Total general and administrative	$ 19,427	$ 18,685